UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pembroke Management, LTD
Address:  1002 Sherbrooke Street West
          Suite 1700
          Montreal, Quebec, H3A 354

Form 13F File Number:  028-15085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael McLaughlin
Title:    Partner
Phone:    514-848-1991

Signature, Place, and Date of Signing:

    /s/ Michael McLaughlin            Montreal, Quebec               04/23/13
    ----------------------            ----------------               --------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           45
                                         -----------

Form 13F Information Table Value Total:  $   382,738
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Acadia Healthcare               Common    00404A109       12,076      410,900  SH         Sole        None       410,900
Almost Family Inc               Common    020409108          983       48,100  SH         Sole        None        48,100
Bofi Holding                    Common    05566U108        4,603      128,300  SH         Sole        None       128,300
Bottomline Technologies         Common    101388106        6,486      227,500  SH         Sole        None       227,500
Brown & Brown                   Common    115236101        1,035       32,300  SH         Sole        None        32,300
Catamaran                       Common    148887102        9,363      176,564  SH         Sole        None       176,564
Coinstar                        Common    19259P300        8,044      137,700  SH         Sole        None       137,700
Denbury Resources               Common    247916208        7,822      419,400  SH         Sole        None       419,400
DFC Global                      Common    23324T107       10,117      608,000  SH         Sole        None       608,000
Encore Capital Group            Common    292554102       13,939      463,100  SH         Sole        None       463,100
Genesco                         Common    371532102       12,901      214,700  SH         Sole        None       214,700
Gentherm                        Common    37253A103       14,911      910,300  SH         Sole        None       910,300
Gp Strategies                   Common    36225V104       10,861      455,200  SH         Sole        None       455,200
GreenWay Medical Tech           Common    39679B103        8,287      521,200  SH         Sole        None       521,200
Gulfport Energy                 Common    402635304       12,205      266,300  SH         Sole        None       266,300
Healthcare Services Group       Common    421906108        8,863      345,800  SH         Sole        None       345,800
Healthstream Inc.               Common    42222N103        8,408      366,500  SH         Sole        None       366,500
Hibbett Sports                  Common    428567101        5,616       99,800  SH         Sole        None        99,800
ICG Group                       Common    44928D108       22,207    1,779,400  SH         Sole        None     1,779,400
Innerworkings                   Common    45773Y105        9,014      595,400  SH         Sole        None       595,400
Kirby                           Common    497266106       12,672      165,000  SH         Sole        None       165,000
Liquidity Services              Common    53635B107       11,885      398,700  SH         Sole        None       398,700
Liveperson                      Common    538146101        9,749      717,900  SH         Sole        None       717,900
Mastec                          Common    576323109       19,542      670,400  SH         Sole        None       670,400
Maximus                         Common    577933104        8,885      111,100  SH         Sole        None       111,100
Multimedia Games                Common    625453105        4,612      221,000  SH         Sole        None       221,000
NIC                             Common    62914B100        8,584      448,000  SH         Sole        None       448,000
Northern Oil & Gas              Common    665531109        4,491      312,300  SH         Sole        None       312,300
O'Reilly Automotive             Common    67103H107        3,176       31,000  SH         Sole        None        31,000
Portfolio Recovery Associates   Common    73640Q105        9,869       77,756  SH         Sole        None        77,756
Premiere Global Services        Common    740585104          573       52,100  SH         Sole        None        52,100
Range Resources                 Common    75281A109        1,443       17,800  SH         Sole        None        17,800
Raymond James Financial         Common    754730109        7,840      170,075  SH         Sole        None       170,075
Rexx Energy                     Common    761565100        7,886      478,200  SH         Sole        None       478,200
Royal Gold                      Common    780287108        5,750       80,948  SH         Sole        None        80,948
Signature Bank                  Common    82669G104        7,376       93,647  SH         Sole        None        93,647
Sodastream International        Common    M9068E105        5,187      104,500  SH         Sole        None       104,500
Streamline Health Solutions     Common    86323X106        3,197      495,600  SH         Sole        None       495,600
Susser Holdings                 Common    869233106        6,813      133,300  SH         Sole        None       133,300
Syntel                          Common    87162H103       11,040      163,500  SH         Sole        None       163,500
Texas Capital Bancshares        Common    88224Q107        8,652      213,900  SH         Sole        None       213,900
Ultra Petroleum                 Common    903914109        1,126       56,000  SH         Sole        None        56,000
Virtusa                         Common    92827P102       20,533      864,200  SH         Sole        None       864,200
Web.Com Group                   Common    94733A104        9,923      581,000  SH         Sole        None       581,000
WNS Holdings                    Common    92932M101        4,195      284,600  SH         Sole        None       284,600